COMMITMENTS	12 Months Ended
Dec. 31, 2014
COMMITMENTS
COMMITMENTS

16.COMMITMENTS

The Group leases offices under non-cancelable operating leases agreements. Rent expenses under operating leases for the years ended December 31, 2012, 2013 and 2014 were $40,490, $42,429, and $43,898, respectively.

Future minimum lease payments under non-cancelable operating leases agreements are as follows:

Years ending December 31,
2015	36,239
2016	26,433
2017	16,086
2018	10,426
2019 and thereafter	7,749
96,933